License Agreement, Related Party	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
License Agreement Related Party
License Agreement, Related Party

Note 6 License Agreement, Related Party

On April 30, 2019, the Company entered worldwide exclusive license with Drywave Technologies, Inc. (“Drywave”), a Company owned by Steve Howe. On the terms and conditions of the agreement, the Company received intellectual property rights to manufacture, use, and offer for sale all the products related to the patents and trademarks for dry hydrotherapy therapy technologies. The license fee to acquire the technology was $2,000,000, and was paid as follows:

(a)	$350,000, plus $1,000 escrow fee, due on or before April 30, 2019;
(b)	$200,000 due on or before October 30, 2019; and
(c)	$1,450,000 due on or before March 2, 2020.

The Company made all the required payments as of March 31, 2021. After payment of the $2,000,000 License Fee, the Company pays to Drywave a royalty of 3% of Net Sales for the longer of the period in which there are valid patent claims or ten years. The Company is performing on this agreement.

The Company recorded the original license fee as an intangible asset as of April 30, 2019, and is amortizing the asset over the expected useful life of the asset of 10 years. The Company recorded amortization expense of $60,625 and $0 for the fiscal quarters ended December 31, 2021, and 2020, respectively.

Note 6 License Agreement, Related Party

On April 30, 2019 the Company entered worldwide exclusive license with Drywave Technologies, Inc. (“Drywave”), a Company owned by Steve Howe. On the terms and conditions of the agreement, the Company received intellectual property rights to manufacture, use, and offer for sale all the products related to the patents and trademarks for dry hydrotherapy therapy technologies. The license fee to acquire the technology was $2,000,000, and is payable as follows:

(a) $350,000, plus $1,000 escrow fee, due on or before April 30, 2019 (“First Payment”);

(b) $200,000 due on or before October 30, 2019 (“Second Payment”); and

(c) $1,450,000 due on or before March 2, 2020 (“Third Payment”)

The Company made all the required payments as of March 31, 2021. After payment of the $2,000,000 License Fee and not later than April 30, 2020, the Company will pay to Drywave a royalty of 3% of Net Sales beginning May 1, 2020 and continuing for the longer of the period in which there are valid patent claims or ten years. The Company is performing on this agreement.

The company recorded the original license fee as an intangible asset as of April 30, 2019 and is amortizing the asset over the expected useful life of the asset of 10 years. The Company recorded amortization expense of $162,500 and $200,000 for the years ended March 31, 2021 and 2020, respectively.